Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current
Trade payables	$ 5,887	$ 763
Other payables	1,082	75
VAT and other taxes payables	698
Security deposit received from customers	460
Accrued employee benefits	5,572
Accrued professional fees	10,109
Accrued interests	1,925
Accrued expenses	235	1,003
Total	25,968	$ 1,841
Non-current
Severance liabilities	$ 40